Related Party Disclosures	9 Months Ended
Sep. 30, 2026
Related party transactions [abstract]
Related Party Disclosures
11.
Related Party Disclosures

(a)
Key management personnel compensation

In addition to their contracted fees, directors and executive officers also participate in the Company’s Share option program and DSU and RSU plans. Certain executive officers are subject to a mutual termination notice ranging from one to twelve months. Key management personnel compensation comprised:

	Three months ended September 30, 2026	Three months ended September 30, 2025	Nine months ended September 30, 2026	Nine months ended September 30, 2025
Directors & officers compensation	$921,250	$935,068	$2,263,750	$2,890,670
Share-based payments	319,566	8,467,233	2,048,956	29,184,275
	$1,240,816	$9,402,301	$4,312,706	$32,074,945

During the three and nine months ended September 30, 2026, the Company recorded an expense of $319,556 and $2,048,956, respectively (three and nine months ended September 30, 2025 - $8,467,233 and $29,184,275, respectively) in share-based compensation related to the amortization of the estimated fair value of DSUs and RSUs granted to directors and officers of the Company in 2015, 2022, 2023, 2024 and 2025. As at September 30, 2026, 1,617,500 DSUs were granted to officers and directors of the Company of which 1,137,813 have vested, and 479,688 have not yet vested (See Note 8(b)). As of September 30, 2025, 2,852,800 RSUs were granted to officers and directors of the Company, of which 2,661,475 have vested and 191,325 have not yet vested (See Note 8(c)).

(b)
Transactions with other related parties

As at September 30, 2026, trade payables and accrued liabilities included an amount of $17,500 (December 31, 2025 - $42,233) owing to directors and officers of the Company for consulting and directors fees and $7,670 (December 31, 2025 - $nil) owing to directors and officers for expense reimbursement.

These transactions, occurring in the normal course of operations, are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.